Small Business Lending Fund (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Small Business Lending Fund [Abstract]
Small Business Lending Fund
Note 8.    Small Business Lending Fund

In connection with the Company's merger with Legacy SmartFinancial, Inc. in 2015, the company assumed Legacy SmartFinancial's obligations under that certain stock purchase agreement with the U.S. Department of the Treasury and issued 12,000 shares of preferred stock at $1,000 per share under the Small Business Lending Fund Program (the "SBLF Program").The Company paid cash dividends at a one percent rate or $120,000 for the year ended December 31, 2015 on the preferred shares. On February 4, 2016 the dividend rate for the preferred shares increased to nine percent and as a result the company incurred preferred stock dividends of $1,022,000 for the year ended December 31, 2016 .

On January 30, 2017, the Company completed a public offering of 2,010,084 shares of its common stock with the net proceeds to the Company of approximately $33.2 million. On March 6, 2017 the Company used proceeds from the offering to redeem the $12 million of preferred stock and pay the $195 thousand accrued dividend.

Note 16.    Small Business Lending Fund

In connection with the Company's merger with Legacy SmartFinancial, Inc. in 2015, the Company assumed Legacy SmartFinancial's obligations under a stock purchase agreement with the U.S. Department of the Treasury and issued 12,000 shares of preferred stock at $1,000 per share under the Small Business Lending Fund Program (the "SBLF Program").The Company paid cash dividends at a one percent rate or $120,000 for the year ended December 31, 2015 on the preferred shares. On February 4, 2016 the dividend rate for the preferred shares increased to nine percent and as a result the Company incurred preferred stock dividends of $1,022,000 for the year ended December 31, 2016 .

On January 30, 2017, the Company completed a public offering of 2,010,084 million shares of its common stock, par value $1.00 per share, with the gross proceeds to the Company of approximately $33.2 million. On March 6, 2017, the Company used proceeds from the offering to redeem the $12 million of preferred stock and pay the $195 thousand accrued dividend.